Report of the directors financial review risk report - Summary of financial instruments to which the impairment requirements in IFRS 9 are applied (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	£ 88,708	£ 72,614
Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	15,112	17,109
Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	139,953	131,784
Financial assets and off-balance sheet loan commitments	516,142	492,408
Gross carrying/ nominal amount | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	376,189	360,624
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Non-current assets held for sale
Disclosure of financial assets [line items]
Financial assets	1,410	23,205
Gross carrying/ nominal amount | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	89,823	73,717
Gross carrying/ nominal amount | Loans and advances to banks at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	15,157	17,152
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	271,209	269,755
Gross carrying/ nominal amount | – cash and balances at central banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	116,461	131,434
Gross carrying/ nominal amount | – items in the course of collection from other banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	1,931	2,285
Gross carrying/ nominal amount | – reverse repurchase agreements – non-trading | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	77,246	53,949
Gross carrying/ nominal amount | – financial investments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	7,490	3,248
Gross carrying/ nominal amount | Prepayments, accrued income and other assets | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	66,671	55,634
Gross carrying/ nominal amount | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	30,718	29,248
Gross carrying/ nominal amount | – personal | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	23,403	6,013
Gross carrying/ nominal amount | – corporate and commercial | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	53,762	55,004
Gross carrying/ nominal amount | – non-bank financial institutions | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	12,658	12,700
Gross carrying/ nominal amount | Loans and other credit related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	134,690	126,457
Gross carrying/ nominal amount | Loans and other credit related commitments | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	1,858	2,116
Gross carrying/ nominal amount | Loans and other credit related commitments | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	62,342	68,441
Gross carrying/ nominal amount | Loans and other credit related commitments | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	70,490	55,900
Gross carrying/ nominal amount | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	5,263	5,327
Gross carrying/ nominal amount | Financial guarantees | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	17	23
Gross carrying/ nominal amount | Financial guarantees | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	3,278	3,415
Gross carrying/ nominal amount | Financial guarantees | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	1,968	1,889
Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(63)	(87)
Financial assets and off-balance sheet loan commitments	(1,273)	(1,370)
Allowance for ECL | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1,210)	(1,283)
Allowance for ECL | Debt instruments measured at amortised cost | Non-current assets held for sale
Disclosure of financial assets [line items]
Financial assets	(46)	(133)
Allowance for ECL | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1,115)	(1,103)
Allowance for ECL | Loans and advances to banks at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(45)	(43)
Allowance for ECL | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(50)	(137)
Allowance for ECL | – cash and balances at central banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	(1)
Allowance for ECL | – items in the course of collection from other banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – reverse repurchase agreements – non-trading | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – financial investments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | Prepayments, accrued income and other assets | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(4)	(3)
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	(24)	(24)
Allowance for ECL | – personal | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(113)	(55)
Allowance for ECL | – corporate and commercial | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(887)	(937)
Allowance for ECL | – non-bank financial institutions | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(115)	(111)
Allowance for ECL | Loans and other credit related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	(44)	(67)
Allowance for ECL | Loans and other credit related commitments | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	0	0
Allowance for ECL | Loans and other credit related commitments | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	(36)	(62)
Allowance for ECL | Loans and other credit related commitments | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	(8)	(5)
Allowance for ECL | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	(19)	(20)
Allowance for ECL | Financial guarantees | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	0	0
Allowance for ECL | Financial guarantees | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	(18)	(19)
Allowance for ECL | Financial guarantees | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	£ (1)	£ (1)